KIRKPATRICK & Lockhart LLP
75 State Street
Boston, MA   02109
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175


March 11, 2004

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re: Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund Registration Statement on Form N-2 (333-113177; 811-21519)
            -------------------------------------------------------------

Ladies and Gentlemen:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the "Fund") is Pre-Effective Amendment No. 1 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 1"). The prospectus has been marked to indicate changes made since the filing of the initial registration statement on March 1, 2004 (Accession No.:
0000898432-04-000208).

      It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

      Questions should be directed to the undersigned at (617) 261-3246.

                                    Sincerely,

                                    /S/ CLAIR E. PAGNANO
                                    --------------------
                                    Clair E. Pagnano